Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 18, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 24, 2022
Prospectus Date	rr_ProspectusDate	Mar. 24, 2022
ROC ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ROC ETF Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ROC ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (ETF) that will invest its assets in U.S.-listed equity securities of companies that, in the assessment of the Sub-Adviser (ROC Investments, LLC), are led by high-character Chief Executive Officers (CEOs).

CEOs are highest-ranking executives in a company, whose responsibilities include making major corporate decisions, managing the overall operations and resources of a company, and acting as the main point of communication between the board of directors and company operations. CEOs are often the public face of their companies. The primary responsibility of a CEO is to maximize the company’s shareholder wealth. CEOs are also responsible for successfully navigating the interests of many groups, including shareholders, customers, employees, and different corporate divisions. Due to the significance of CEO responsibilities, the Sub-Adviser believes that CEO character can positively affect their company’s return on assets and workforce engagement while reducing overall business risk.

The Sub-Adviser relies on the following multi-step process:

Integrity Scoring

The Sub-Adviser begins by analyzing an initial universe of companies that includes approximately the largest 1,000 U.S. companies (as measured by market capitalization). The Sub-Adviser assigns each company a score based on each CEO’s perceived integrity (the “Integrity Score”). The Sub-Adviser derives Integrity Scores by assessing shareholder letters and management discussion and analysis sections from public shareholder reports (“Disclosure Materials”). The Sub-Adviser analyzes the Disclosure Materials using proprietary algorithms, which assess, among other factors, syntax, word counts, and grammar patterns. The Sub-Adviser then aggregates the analysis to identify Disclosure Materials with higher levels of transparency based on the analysis above. The Sub-Adviser believes greater levels of transparency in shareholder communications is generally commensurate with higher CEO character and integrity. The Sub-Adviser then ranks the companies based on the proprietary analysis to identify the companies with the greatest potential for high CEO character. In general, the highest scoring 150-250 names will be selected during this process.

The proprietary algorithms assess each company using a disciplined, standardized approach, and are not adjusted based on any company specific factors (e.g., CEO tenure or business complexity). Companies are included for further consideration only if the analysis of Disclosure Materials have statistically significant results (i.e., the results are not explainable by chance alone) results.

Supplemental Assessments

The Sub-Adviser then conducts supplemental assessments. Behavioral assessments are performed when relevant information is available to the Sub-adviser. Controversy assessments are conducted on all potential companies. In addition, Controversy assessments are made on an ongoing basis.

●	Behavioral Assessment

For a small subset of companies (approximately ten percent), the Sub-Adviser then refines CEO Integrity Scores based on behavioral assessments. That is, the Sub-Adviser seeks to conduct direct, behavioral interviews (described below) with a CEO’s close professional colleagues, third-party analysts, and other personnel that the Sub-Adviser believes possess a vantage point to evaluate a particular CEO’s character. Behavioral interviews are designed to evaluate how the CEO responded in specific situations, which is then used to extrapolate how the CEO may perform in the future.

The Sub-Adviser may also evaluate third-party sources that provide similar information (e.g., biographies written about the CEO, interview transcripts, company surveys, media appearances, etc.). In addition, the Sub-Adviser may evaluate other data sources that include broader, senior leadership team data. However, the Sub-Adviser provides more weight to data that is related specifically to a particular CEO and when data is available, includes a weighted value for the senior leadership as a whole.

Due to the logistical hurdles required to obtain the data contemplated by this Step, the Sub-Adviser may continue to utilize existing behavioral assessment data for several years. However, the Sub-Adviser typically provides less weight to old assessments.

●	Controversy Assessment

On an ongoing basis, the Sub-Adviser monitors CEOs within the initial universe to assess each company’s then-current controversies, if any, especially as they relate to a CEO’s character. For example, if a CEO has been credibly accused of fraudulent activity, that CEO would be deemed “high risk,” and that CEO’s Integrity Score would be lowered significantly. Candidate companies led by CEOs assessed as high risk would be excluded from consideration for addition to the Fund’s portfolio. If Fund’s portfolio includes a company whose CEO thereafter is assessed as high risk, that company’s security will generally be sold. However, if the Fund retains the holding, the Sub-Adviser will subject that holding to elevated monitoring and possibly seek direct engagement with the company.

Composite Character Scoring

The Sub-Adviser uses a complex statistical analysis methodology to weight each CEO’s Integrity Scoring and Supplemental Assessment score. Using that statistical methodology, each CEO from the initial universe is assigned a Composite Character Score. Thereafter, the Sub-Adviser analyzes the Composite Character Score holistically, reviewing available inputs, the recency of available data, the trends of the data (e.g., is a CEO’s score improving or declining?), and other factors that the Sub-Adviser deems appropriate. The Sub-Adviser may modify a CEO’s Composite Character Score based on the foregoing process. The top 75 to 150 companies, as measured by CEOs with the highest Composite Character Scores, are then included in the Fund’s portfolio.

Fund Portfolio Construction

As noted above, the top 75 to 150 companies with CEOs that have the highest Composite Character Scores are included in the Fund’s portfolio. Generally, on a quarterly basis, the Sub-Adviser will reallocate the weightings of the Fund’s portfolio holdings based on their general corporate attributes (e.g., market capitalization, sector (like health care, consumer discretionary)) so that the composition of the Fund’s overall portfolio is roughly consistent with that of a Sub-Adviser-selected traditional, broad-based U.S. securities index. As a result, the Fund’s portfolio holdings will likely have significant weightings in several economic sectors, including information technology, healthcare, consumer discretionary, finance, and communication.

On an annual basis, the Sub-Adviser will conduct a complete reevaluation of the Fund’s portfolio using the multi-step process described above. In addition, the Sub-Adviser may recommend that the Fund sell a particular position when (i) a CEO of company held by the Fund announces that they will exit their company, (ii) a particular CEO’s behavior results in a high risk assessment, or (iii) a quarterly reallocation removes a company to maintain the Fund’s broader weighting composition profile (as described in the paragraph above).

Because high-character CEOs tend to remain high-character and tend to stay at a single company for substantial periods, the Fund’s portfolio turnover level is expected to be modest to low.

Character science is a nascent area of research. Therefore, the Sub-Adviser expects to continue to refine its proprietary methods over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks.”

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Models and Data Risk. The Sub-Adviser relies heavily on a proprietary statistical selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete. Similarly, if data is unavailable (such as a third-party behavioral interview) may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been available.

The effectiveness of the Sub-Adviser’s integrity model could be compromised due to a variety of factors. For example, CEOs that receive language coaching or use outsourced communications could cause the model to score a particular CEO more highly that it otherwise would, which may lead to suboptimal results, and negatively impact the Fund’s performance. In addition, the model has not been validated with respect to non-standard language patterns, such as non-native English speakers or cultural language differences.

Linguistic Analysis Risk. The Sub-Adviser relies upon linguistic analytics to inform its investment decisions. The application of linguistic analytics in finance is in a nascent stage of development. There is a risk that Sub-Adviser’s conclusions from its analysis of the data may be incorrect. In that case, the Fund’s portfolio may include companies with CEOs that lack the traits the Sub-Adviser seeks to capture or exclude companies with high-integrity CEOs. As a result, the Fund’s performance may be adversely affected.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk. Investing in securities of medium-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Character Scoring Consideration Risk. Applying character scores to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use these criteria. As a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. In addition, firms led by high character CEOs can perform poorly and corporate misconduct by the firm’s management team and employees can occur.

Behavioral Assessment Access Risk. The Sub-Adviser can provide behavioral assessment scoring only if individuals with reasonable work or personal relationships with a CEO make themselves available for a behavioral assessment interview. Due to the Sub-Adviser’s limited personnel resources and the limited availability of individuals with reasonable work or personal relationships with a CEO, behavioral assessments will be conducted only for a small fraction of the CEOs in the universe. As a result, the potential benefits of behavioral assessment scoring on the Fund’s portfolio will be limited.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s investment strategy is based on the Sub-Adviser’s belief that companies with high-character CEOs will have higher stock prices over the long term than other companies. That thesis is relatively new and untested (against corporate scandals, returns, or otherwise), and may underperform other investment strategies.

Sector Risks. The Fund will be subject to economic sector risks. Those risks may be material and the risks differ for each of the various sectors. An overview of some of the sector risks is under the heading - Additional Information about the Fund’s Risks.

ETF Risks.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on CBOE BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness. In addition, although the Sub-Adviser has retained third-party vendors (e.g., compliance services, operations, etc.), the Sub-Adviser currently has limited resources, which may prevent it from being able to continue to provide sub-advisory services if the principal becomes incapacitated. Over time, the Sub-Adviser will augment its resources as market conditions permit. In addition, the Sub-Adviser regularly evaluates its business continuity plan with the Adviser to ensure continuity of operations and portfolio management should a disruption to operations occur.

New Fund Risk. The Fund is a recently organized, diversified management investment company with limited operating history. As a result, prospective investors have no or only a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.ROCETF.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ROCETF.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
ROC ETF | ROC ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROCI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157

[1]	Other Expenses are estimated for the current fiscal year.